Other Long-Term Assets and Receivables (Details) - CAD ($)		12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2016
Other Long-Term Assets and Receivables [Line Items]
Prepayments		$ 54,400,000	$ 14,000,000
Paid to receiver general		1,600,000
Credits amount		2,300,000
Long-term receivable (in Dollars)		3,900,000
Interest charged (in Dollars)		300,000
Tax Owning		(3,407,000)	4,900,000
Investors deposited amount				$ 9,400,000	$ 9,400,000	$ 9,400,000
Investor estimated amount	$ 3,900,000	10,800,000
Potential interest	4,400
Cost of Construction					86,200,000
CEE [Member]
Other Long-Term Assets and Receivables [Line Items]
Tax Owning		2,300,000
Potential interest		4,200,000
BC Hydro [Member]
Other Long-Term Assets and Receivables [Line Items]
Prepayments		$ 161,100,000	$ 106,700,000
Cost of Construction					161,100,000
British Columbia Mineral Exploration Tax Credit [Member]
Other Long-Term Assets and Receivables [Line Items]
Accrued interest							$ 3,600,000
Additional interest	$ 500
System Reinforcement [Member]
Other Long-Term Assets and Receivables [Line Items]
Prepayments					$ 74,700,000